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                            Merrimac Industries, Inc.
                               41 Fairfield Place
                         West Caldwell, New Jersey 07006
                                 (973) 575-1300

                                 March 29, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Gentlemen:

     Pursuant to Rule 13a-1 under the Securities Exchange Act of 1934, as amended (the "Act"), Merrimac Industries, Inc. (the "Company") is transmitting herewith for filing an Annual Report on Form 10-KSB for the fiscal year ended December 29, 2001 of the Company (the "Annual Report").

     There have been no changes from 1999 in any accounting principles or practices of the Company, or in the method of application thereof, to be reflected in the financial statements incorporated into the Annual Report.

     A manually signed copy of the Annual Report is being forwarded to the American Stock Exchange.


                                        Very truly yours,

                                        /s/ MERRIMAC INDUSTRIES, INC.
                                        -----------------------------------
                                        MERRIMAC INDUSTRIES, INC.